Note 7 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Dec. 31, 2023	Dec. 31, 2022
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		4.90%
Unemployment		12.27%
HPI		(2.96%)
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.52%	1.85%
Unemployment	11.84%	11.35%
HPI	(1.61%)	(0.61%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.12%	3.60%
Unemployment	10.32%	9.75%
HPI	0.89%	1.58%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.70%	3.00%
Unemployment	9.58%	8.36%
HPI	2.96%	1.67%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.55%	2.95%
Unemployment	8.81%	7.02%
HPI	2.11%	2.20%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.34%	2.93%
Unemployment	8.22%	5.87%
HPI	2.14%	2.31%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.13%
Unemployment	7.67%
HPI	1.88%
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		2.97%
Unemployment		3.28%
HPI		0.84%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.62%	1.45%
Unemployment	2.80%	3.04%
HPI	5.44%	4.23%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.79%	2.33%
Unemployment	3.11%	2.99%
HPI	4.98%	3.07%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.68%	1.91%
Unemployment	3.07%	3.01%
HPI	4.41%	4.18%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.67%	1.78%
Unemployment	3.04%	3.01%
HPI	4.14%	3.26%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.76%	1.81%
Unemployment	2.99%	3.00%
HPI	4.20%	4.39%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.85%
Unemployment	2.87%
HPI	5.09%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		7.59%
Unemployment		10.00%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	5.54%	6.61%
Unemployment	9.31%	8.85%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	7.11%	(0.70%)
Unemployment	8.82%	10.76%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.33%	3.91%
Unemployment	9.86%	11.78%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.92%	3.90%
Unemployment	10.68%	11.81%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.58%	3.86%
Unemployment	10.95%	11.81%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.58%
Unemployment	11.01%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		4.00%
Unemployment		7.67%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	0.33%	5.12%
Unemployment	6.85%	7.28%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	4.57%	3.15%
Unemployment	6.63%	6.79%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.22%	2.19%
Unemployment	6.54%	6.60%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.88%	2.21%
Unemployment	6.35%	6.52%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.72%	2.21%
Unemployment	6.32%	6.49%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.51%
Unemployment	6.28%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		7.42%
Unemployment		11.97%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(1.82%)	3.86%
Unemployment	8.05%	9.39%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	0.42%	(1.02%)
Unemployment	9.46%	7.68%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	6.93%	2.79%
Unemployment	9.23%	6.77%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.13%	2.87%
Unemployment	8.34%	6.89%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.11%	3.62%
Unemployment	7.23%	6.81%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.13%
Unemployment	6.11%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		8.78%
Unemployment		11.41%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.59%	2.04%
Unemployment	10.06%	12.20%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.80%	2.07%
Unemployment	10.99%	12.77%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.59%	2.44%
Unemployment	11.27%	12.65%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.03%	3.11%
Unemployment	11.03%	12.15%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.24%	3.28%
Unemployment	10.35%	10.47%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.42%
Unemployment	9.90%